Loans - Average Impaired Loan Balances and Related Recognized Interest Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Financing Receivable, Impaired [Line Items]
Average gross recorded loans	$ 119,436	$ 117,947	$ 102,765
Interest income recognized	4,952	4,923	4,663
Commercial loans
Financing Receivable, Impaired [Line Items]
Average gross recorded loans	10,302	12,167	5,059
Interest income recognized	69	68	63
Commercial loans | Overdrafts
Financing Receivable, Impaired [Line Items]
Average gross recorded loans	2	2	2
Interest income recognized	0	0	0
Commercial loans | Governments
Financing Receivable, Impaired [Line Items]
Average gross recorded loans	1,875	3,750	0
Interest income recognized	0	0	0
Commercial loans | Commercial and merchandising
Financing Receivable, Impaired [Line Items]
Average gross recorded loans	8,425	8,415	5,057
Interest income recognized	69	68	63
Commercial real estate loans | Commercial mortgage
Financing Receivable, Impaired [Line Items]
Average gross recorded loans	6,697	7,539	7,778
Interest income recognized	262	287	222
Consumer loans
Financing Receivable, Impaired [Line Items]
Average gross recorded loans	1,133	863	865
Interest income recognized	0	0	0
Consumer loans | Overdrafts
Financing Receivable, Impaired [Line Items]
Average gross recorded loans	19	4	11
Interest income recognized	0	0	0
Consumer loans | Automobile financing
Financing Receivable, Impaired [Line Items]
Average gross recorded loans	159	194	256
Interest income recognized	0	0	0
Consumer loans | Other consumer
Financing Receivable, Impaired [Line Items]
Average gross recorded loans	955	665	598
Interest income recognized	0	0	0
Residential mortgage loans
Financing Receivable, Impaired [Line Items]
Average gross recorded loans	101,304	97,378	89,063
Interest income recognized	$ 4,621	$ 4,568	$ 4,378